Available-for-Sale Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Available-for-Sale Marketable Securities
Available-for-Sale Marketable Securities

3. Available-for-Sale Marketable Securities

As of September 30, 2024, the Company’s available-for-sale marketable securities consisted of debt securities issued by U.S. government-sponsored entities. As of December 31, 2023, the Company’s available-for-sale marketable securities consisted of debt securities issued by the U.S. Treasury, U.S. government-sponsored entities and investment grade institutions (corporate bonds).

The following tables summarize the Company’s available-for-sale marketable securities by major type of security as of September 30, 2024 and December 31, 2023:

As of September 30, 2024

		Gross Unrealized		Estimated Fair
Type of Security	Amortized Cost	Gains	Losses	Value
U.S. government agency obligations	$5,000	$—	$(25)	$4,975
Total available-for-sale marketable securities	$5,000	$—	$(25)	$4,975

As of December 31, 2023

		Gross Unrealized		Estimated Fair
Type of Security	Amortized Cost	Gains	Losses	Value
U.S. Treasury securities	$37,243	$3	$—	$37,246
U.S. government agency obligations	7,500	—	(262)	7,238
Corporate bonds	4,500	—	(1)	4,499
Total available-for-sale marketable securities	$49,243	$3	$(263)	$48,983

The following tables summarize the fair value and gross unrealized losses of the Company’s available-for-sale marketable securities by investment category and disaggregated by the length of time that individual debt securities have been in a continuous unrealized loss position as of September 30, 2024 and December 31, 2023:

As of September 30, 2024

	Less than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$—	$—	$4,975	$(25)	$4,975	$(25)
Total	$—	$—	$4,975	$(25)	$4,975	$(25)

As of December 31, 2023

	Less than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$—	$—	$7,238	$(262)	$7,238	$(262)
Corporate bonds	—	—	2,000	(1)	2,000	(1)
Total	$—	$—	$9,238	$(263)	$9,238	$(263)

As of September 30, 2024 and December 31, 2023, no allowance for credit losses were recognized on the Company’s available-for-sale debt securities as no portion of the unrealized losses associated with those securities were due to credit losses. The information that the Company considered in reaching the conclusion that an allowance for credit losses was not necessary is as follows:

As of September 30, 2024, the Company held one available-for-sale position, and it has been in an unrealized loss position for 12 months or greater. As of December 31, 2023, the Company held 3 out of 9 available-for-sale positions that were in an unrealized loss position. Unrealized losses individually and in aggregate, including any in an unrealized loss position for 12 months or greater, were not considered to be material for each respective period. Based on the Company’s review of these securities, the Company believes that the cost basis of its available-for-sale marketable security is recoverable.

U.S. government agency obligations. The unrealized loss on the Company’s investment in direct obligations of U.S. government agencies were due to changes in interest rates and non-credit related factors. The credit ratings of this investment in the Company’s portfolio have not been downgraded below investment grade status. The contractual terms of this investment do not permit the issuer to repay principal at a price less than the amortized cost bases of the investment, which is equivalent to the par value on the maturity date. The Company expects to recover the entire amortized cost basis of this security on the maturity date. The Company does not intend to sell this investment, and it is not “more likely than not” that the Company will be required to sell this investment before recovery of the amortized cost basis. The Company held one position for its U.S. government agency obligations that were in unrealized loss position as of September 30, 2024.

The Company classifies its marketable debt securities based on their contractual maturity dates. As of September 30, 2024, the Company’s marketable debt security matures in November 2024. The amortized cost and fair values of marketable debt securities by contractual maturity were as follows:

	As of September 30, 2024		As of December 31, 2023
Contractual maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Less than one year	$5,000	$4,975	$49,243	$48,983
More than one year	—	—	—	—
Total	$5,000	$4,975	$49,243	$48,983

All available-for-sale marketable securities are classified as marketable securities, current or marketable securities, non-current depending on the contractual maturity date of the individual available-for-sale security. Other income, net includes interest and dividends, accretion/amortization of discounts/premiums, realized gains and losses on sales of securities and credit loss expense due to declines in the fair value of securities, if any. The cost of securities sold is based on the specific identification method.

There were no sales of available-for-sale marketable securities during each of the three and nine months ended September 30, 2024 and 2023.

As of September 30, 2024 and December 31, 2023, accrued interest receivables on the Company’s available-for-sale debt securities were $99 and $139, respectively, and were included within other receivables.

3. Available-for-Sale Marketable Securities

As of December 31, 2023 and 2022, the Company’s available-for-sale marketable securities consisted of debt securities issued by the U.S. Treasury, U.S. government-sponsored entities and investment grade institutions (corporate bonds). As of December 31, 2022, the Company’s available-for-sale marketable securities also consisted of debt securities issued by investment grade institutions (commercial paper) and municipal bonds.

The following tables summarize the Company’s available-for-sale marketable securities by major type of security as of December 31, 2023 and 2022:

As of December 31, 2023

		Gross Unrealized		Estimated Fair
Type of Security	Amortized Cost	Gains	Losses	Value
U.S. Treasury securities	$37,243	$3	$—	$37,246
U.S. government agency obligations	7,500	—	(262)	7,238
Corporate bonds	4,500	—	(1)	4,499
Total available-for-sale marketable securities	$49,243	$3	$(263)	$48,983

As of December 31, 2022

		Gross Unrealized		Estimated Fair
Type of Security	Amortized Cost	Gains	Losses	Value
U.S. government agency obligations	$9,500	$—	$(623)	$8,877
Corporate bonds	35,828	—	(643)	35,185
Commercial paper	26,879	2	(6)	26,875
Municipal bonds	22,473	—	(402)	22,071
Total available-for-sale marketable securities	$94,680	$2	$(1,674)	$93,008

The following tables summarize the fair value and gross unrealized losses of the Company’s available-for-sale marketable securities by investment category and disaggregated by the length of time that individual debt securities have been in a continuous unrealized loss position as of December 31, 2023 and 2022:

As of December 31, 2023

	Less than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$—	$—	$7,238	$(262)	$7,238	$(262)
Corporate bonds	—	—	2,000	(1)	2,000	(1)
Total	$—	$—	$9,238	$(263)	$9,238	$(263)

As of December 31, 2022

	Less than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$—	$—	$8,877	$(623)	$8,877	$(623)
Corporate bonds	1,470	(26)	33,715	(617)	35,185	(643)
Commercial paper	15,906	(6)	—	—	15,906	(6)
Municipal bonds	982	(16)	19,589	(386)	20,571	(402)
Total	$18,358	$(48)	$62,181	$(1,626)	$80,539	$(1,674)

As of December 31, 2023 and 2022, respectively, no allowance for credit losses were recognized on the Company’s available-for-sale debt securities as no portion of the unrealized losses associated with those securities were due to credit losses. The information that the Company considered in reaching the conclusion that an allowance for credit losses was not necessary for the following categories of securities is as follows:

As of December 31, 2023 and 2022, the Company held a total of 3 out of 9 positions and 35 out of 39 positions, respectively, that were in an unrealized loss position, all of which had been in an unrealized loss position for 12 months or greater as of December 31, 2023. Unrealized losses individually and in aggregate, including any in an unrealized loss position for 12 months or greater, were not considered to be material for each respective period. Based on the Company’s review of these securities, the Company believes that the cost basis of its available-for-sale marketable securities is recoverable.

U.S. Treasury securities and U.S. government agency obligations. The unrealized losses on the Company’s investments in direct obligations of U.S. Treasury securities and U.S. government agencies were due to changes in interest rates and non-credit related factors. The credit ratings of these investments in the Company’s portfolio have not been downgraded below investment grade status. The contractual terms of these investments do not permit the issuer to repay principal at a price less than the amortized cost bases of the investments, which is equivalent to the par value on the maturity date. The Company expects to recover the entire amortized cost bases of these securities on the maturity date. The Company does not intend to sell these investments, and it is not “more likely than not” that the Company will be required to sell these investments before recovery of their amortized cost bases. The Company held 0 out of 5 positions for its U.S. Treasury securities and 2 out of 2 positions for its U.S. government agency obligations, that were in unrealized loss positions as of December 31, 2023.

Corporate bonds. The unrealized losses on the Company’s investments in corporate bonds were due to changes in interest rates and non-credit related factors. The credit ratings of these investments in the Company’s portfolio have not been downgraded below investment grade status. The contractual terms of these investments do not permit the issuer to repay principal at a price less than the amortized cost bases of the investments, which is equivalent to the par value on the maturity date. The Company expects to recover the entire amortized cost bases of these securities on the maturity date. The Company does not intend to sell these investments, and it is not “more likely than not” that the Company will be required to sell these investments, before recovery of their amortized cost bases. The Company held 1 out of 2 positions for its corporate bonds, that were in unrealized loss positions as of December 31, 2023.

The Company classifies its marketable debt securities based on their contractual maturity dates. As of December 31, 2023, the Company’s marketable debt securities mature at various dates through November 2024. The amortized cost and fair values of marketable debt securities by contractual maturity were as follows:

	As of December 31, 2023		As of December 31, 2022
Contractual maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Less than one year	$49,243	$48,983	$82,678	$81,658
One year to two years	—	—	12,002	11,350
Total	$49,243	$48,983	$94,680	$93,008

All available-for-sale marketable securities are classified as marketable securities, current or marketable securities, non-current depending on the contractual maturity date of the individual available-for-sale security. Other income, net includes interest and dividends, accretion/amortization of discounts/premiums, realized gains and losses on sales of securities and credit loss expense due to declines in the fair value of securities, if any. The cost of securities sold is based on the specific identification method.

There were no sales of available-for-sale marketable securities during the years ended December 31, 2023 and 2022. During the year ended December 31, 2021, the Company sold certain of its available-for-sale debt securities with a total fair value of $10,029, which resulted in realized gains of $39.

As of December 31, 2023 and 2022, accrued interest receivables on our available-for-sale debt securities were $139 and $489, respectively.